UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811- 21035

CitizensSelect Funds (Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166 (Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166 (Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	4/30
Date of reporting period:	4/30/2009

FORM N-CSR

Item 1.	Reports to Stockholders.

[INSERT REPORT HERE]

CitizensSelect Funds

CitizensSelect Prime Money Market Fund

ANNUAL REPORT April 30, 2009

Citizens Financial Group, Inc.™

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

2	Letter to Shareholders

5	Understanding Your Fund’s Expenses

5	Comparing Your Fund’s Expenses With Those of Other Funds

6	Statement of Investments

9	Statement of Assets and Liabilities

10	Statement of Operations

11	Statement of Changes in Net Assets

12	Financial Highlights

16	Notes to Financial Statements

24	Report of Independent Registered Public Accounting Firm

25	Important Tax Information

26	Board Members Information

27	Officers of the Fund

FOR MORE INFORMATION

Back Cover

CitizensSelect Prime Money Market Fund

The Fund

LETTER TO SHAREHOLDERS Dear Shareholder:

This annual report for CitizensSelect Prime Money Market Fund covers the 12-month period ended April 30, 2009. During the reporting period, the fund’s Class A shares produced a yield of 1.82%, Class B shares produced a yield of 1.56%, Class C shares produced a yield of 1.32% and Class D shares produced a yield of 0.97%. Taking into account the effects of compounding, the fund’s Class A, Class B, Class C and Class D shares produced effective yields of 1.83%, 1.57%, 1.32% and 0.97%, respectively.1,2

Financial Crisis and Recession Roiled Credit Markets

Slumping U.S. housing markets, sluggish consumer spending, resurgent energy prices, mounting job losses and a global credit crunch had intensified by the start of the reporting period, stoking recession concerns. In response, the Federal Reserve Board (the “Fed”) had reduced the overnight federal funds rate from 5.25% in September 2007 to 2% by the end of April 2008 and participated in the rescue of investment bank Bear Stearns. While these remedial measures reassured investors for a while, additional write-downs by major banks in the spring of 2008 soon sparked renewed volatility in the financial markets.

A better-than-expected 2.8% annualized GDP growth rate in the second quarter of 2008 proved to be the last positive economic indicator for some time. Bad news accumulated over the summer, including greater-than-expected losses by mortgage agencies Fannie Mae and Freddie Mac in July and a higher unemployment rate in August.

September was one of the most challenging months for the financial industry in decades, as major financial institutions found themselves unable to obtain short-term funding. In the ensuing tumult, the U.S. government effectively nationalized Fannie Mae, Freddie Mac and insurer AIG; Lehman Brothers filed for bankruptcy and other major firms were sold to former rivals. Congress passed the $700 billion Troubled Assets Relief Program (TARP) in an attempt to shore up the nation’s banking system.These developments contributed to a –0.5% annualized GDP growth rate over the third quarter of 2008.

Money market funds were not immune to the financial crisis. The Lehman Brothers bankruptcy led to reduced liquidity in the commercial paper market, forcing one money market fund’s net asset value below $1 per share. Other funds’ sponsors stepped in with cash infusions that enabled them to maintain stable net asset values. To forestall an unmanageable surge in withdrawals, the U.S. government adopted the Temporary Guarantee Program for Money Market Funds, and the commercial paper market subsequently stabilized. On March 31, the U.S. government announced a further extension of the Temporary Guarantee Program for Money Market Funds until September 18, 2009.

Interest Rates Cut to Unprecedented Low Levels

The economic downturn gained momentum in the fall as job losses mounted, and the National Bureau of Economic Research officially declared in November 2008 that the U.S. economy has been in a recession since late 2007.The Fed followed up with additional rate cuts, and the target for the federal funds rate ended 2008 between 0% and 0.25%, a record low. In addition, U.S. GDP contracted by 6.3% in the fourth quarter, contributing to a 1.1% growth rate for 2008 overall.

Disappointing economic news continued to undermine investor sentiment in January, as the median sales price of single-family homes fell sharply compared to one year earlier.The U.S. economy lost more than 650,000 jobs per month in February and March, driving the unemployment rate to a 25-year high. Meanwhile, the Conference Board’s Consumer Confidence Index reached its lowest level since its inception in 1967. In its ongoing efforts to stimulate the economy, the U.S. government enacted the $787 billion American Recovery and Reinvestment Act to retain and create jobs, provide budget relief to states and localities, maintain and expand social programs and offer short-term tax relief to businesses and individuals.

After hitting a multi-year low on March 9, the U.S. stock market staged an impressive rebound through the reporting period’s end.The market was buoyed by early signs that the economic downturn may be decelerating, including a lower-than-expected number of jobless claims in April and modest rebounds in some of the more beaten-down regional

The Fund 3

LETTER TO SHAREHOLDERS (continued)

housing markets. In addition, a decline in the three-month London Interbank Offered Rate (LIBOR) below 1% provided evidence of improvement in the global credit markets. However, the first quarter of 2009 ended with a –5.7% annualized GDP growth rate, and the money markets continued to punish banks with questionable credit profiles.

Maintaining a Focus on Quality

Over the first several months of the reporting period, we set the fund’s weighted average maturity in a position we considered longer than industry averages. Amid September’s historic developments, we then shifted the fund’s focus to shorter maturities. We subsequently have maintained a weighted average maturity that is roughly in line with industry averages.

Despite recent signs of potential economic improvement, we remain concerned regarding liquidity conditions and tighter loan standards. Therefore, we intend to maintain the fund’s conservative credit posture and focus on liquidity.

James O’Connor Senior Portfolio Manager May 15, 2009 New York, N.Y.

An investment in the fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.
1	Effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results.Yields fluctuate.
2	Yields provided for Class D shares reflect the absorption of certain fund expenses by The Dreyfus
Corporation pursuant to an undertaking in effect that may be extended, terminated or modified at any time. Had these expenses not been absorbed, the fund’s yield for Class D shares would have been 0.92%, and the effective yield would have been 0.92%.

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in CitizensSelect Prime Money Market Fund from November 1, 2008 to April 30, 2009. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended April 30, 2009
	Class A	Class B	Class C	Class D

Expenses paid per $1,000†	$ 1.24	$ 2.48	$ 3.72	$ 5.16
Ending value (after expenses)	$1,005.40	$1,004.10	$1,002.90	$1,001.40

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended April 30, 2009
	Class A	Class B	Class C	Class D

Expenses paid per $1,000†	$ 1.25	$ 2.51	$ 3.76	$ 5.21
Ending value (after expenses)	$1,023.55	$1,022.32	$1,021.08	$1,019.64

† Expenses are equal to the fund's annualized expense ratio of .25% for Class A, .50% for Class B, .75% for Class C and 1.04% for Class D, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

The Fund 5

STATEMENT OF INVESTMENTS
April 30, 2009

	Principal
Negotiable Bank Certificates of Deposit—32.8%	Amount ($)	Value ($)

Banco Bilbao Vizcaya Argenteria
Puerto Rico (Yankee)
0.90%, 7/14/09	50,000,000	50,001,023
Bank of America N.A.
1.00%, 6/22/09	50,000,000	50,000,000
Barclays Bank PLC (Yankee)
1.35%, 5/18/09	50,000,000	50,000,000
BNP Paribas (Yankee)
1.05%, 5/11/09	50,000,000	50,000,000
Credit Suisse (Yankee)
1.32%, 7/9/09	50,000,000	50,014,266
Societe Generale (Yankee)
0.96%, 5/11/09	50,000,000	50,000,000
Total Negotiable Bank
Certificates of Deposit
(cost $300,015,289)		300,015,289

Commercial Paper—34.4%

Abbey National North America LLC
0.20%, 5/1/09	30,000,000	30,000,000
CAFCO LLC
0.90%, 6/1/09	30,000,000 [a]	29,976,750
Calyon NA Inc.
0.88%, 7/13/09	15,000,000	14,973,233
CHARTA LLC
0.90%, 6/3/09	30,000,000 [a]	29,975,250
CIESCO LLC
0.95%, 5/18/09	45,000,000 [a]	44,979,813
CRC Funding LLC
0.95%, 5/21/09	45,000,000 [a]	44,976,250
Govco Inc.
1.00%, 6/2/09	30,000,000 [a]	29,973,333

	Principal
Commercial Paper (continued)	Amount ($)	Value ($)

Regency Markets No. 1 LLC
1.00%, 5/15/09	50,000,000 [a]	49,980,556
UBS Finance Delaware LLC
0.18%, 5/1/09	40,000,000	40,000,000
Total Commercial Paper
(cost $314,835,185)		314,835,185

Corporate Notes—7.1%

Banca Intesa SpA
0.96%, 5/13/09	25,000,000 [b]	25,000,000
ING Bank N.V.
1.67%, 6/17/09	40,000,000 [b]	40,000,000
Total Corporate Notes
(cost $65,000,000)		65,000,000

U.S. Government Agency—5.5%

Federal Home Loan Mortgage Corp.
1.10%, 7/17/09
(cost $50,000,000)	50,000,000 [b,c]	50,000,000

Time Deposits—12.3%

Commerzbank AG (Grand Cayman)
0.21%, 5/1/09	40,000,000	40,000,000
HSH Nordbank AG (Grand Cayman)
0.21%, 5/1/09	40,000,000	40,000,000
Regions Bank (Grand Cayman)
0.20%, 5/1/09	20,000,000	20,000,000
State Street Bank and Trust Co. (Grand Cayman)
0.12%, 5/1/09	12,000,000	12,000,000
Total Time Deposits
(cost $112,000,000)		112,000,000

The Fund 7

STATEMENT OF INVESTMENTS (continued)

	Principal
Repurchase Agreement—7.7%	Amount ($)	Value ($)

Deutsche Bank Securities
0.15%, dated 4/30/09, due 5/1/09 in the
amount of $70,000,292 (fully collateralized
by $23,759,000 Federal Farm Credit Bank,
3.88%-5.25%, due 7/10/13-4/21/28,
value $24,885,101, $715,000 Federal
Home Loan Bank, 2.40%, due 5/13/09,
value $723,632 and $43,312,000
Federal National Mortgage Association,
0%-5.13%, due 5/5/09-7/15/29,
value $45,791,877)
(cost $70,000,000)	70,000,000	70,000,000

Total Investments (cost $911,850,474)	99.8%	911,850,474

Cash and Receivables (Net)	.2%	1,825,312

Net Assets	100.0%	913,675,786

a Securities exempt from registration under Rule 144A of the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2009, these securities amounted to $229,861,952 or 25.2% of net assets.
b Variable rate security—interest rate subject to periodic change.
c On September 7, 2008, the Federal Housing Finance Agency (FHFA) placed Federal National Mortgage
Association and Federal Home Loan Mortgage Corporation into conservatorship with FHFA as the conservator. As such, the FHFA will oversee the continuing affairs of these companies.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)

Banking	64.7	Repurchase Agreement	7.7
Asset-Backed/		U.S. Government Agency	5.5
Multi-Seller Programs	21.9		99.8

† Based on net assets.
See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES
April 30, 2009

			Cost	Value

Assets ($):
Investments in securities—See Statement of
Investments—Note 1(b)			911,850,474	911,850,474
Cash				1,004,993
Interest receivable				925,594
Prepaid expenses				213,833
				913,994,894
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 2(d)				116,669
Due to Citizens—Note 2(d)				201,616
Payable for shares of Beneficial Interest redeemed				823
				319,108
Net Assets ($)				913,675,786
Composition of Net Assets ($):
Paid-in capital				913,675,786
Net Assets ($)				913,675,786

Net Asset Value Per Share
	Class A	Class B	Class C	Class D

Net Assets ($)	335,537,736	397,700,515	76,785,782	103,651,753
Shares Outstanding	335,537,736	397,700,515	76,785,782	103,651,753
Net Asset Value
Per Share ($)	1.00	1.00	1.00	1.00

See notes to financial statements.

The Fund 9

STATEMENT OF OPERATIONS
Year Ended April 30, 2009

Investment Income ($):
Interest Income	28,240,598
Expenses:
Management fee—Note 2(a)	1,322,753
Administrative services fees—Note 2(c)	1,672,571
Omnibus account service fees—Note 2(d)	1,322,753
Distribution fees—Note 2(b)	939,123
Treasury insurance expense—Note 1(e)	356,387
Total Expenses	5,613,587
Less—reduction in expenses
due to undertaking—Note 2(a)	(57,876)
Net Expenses	5,555,711
Investment Income—Net, representing net increase
in net assets resulting from operations	22,684,887

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

		Year Ended April 30,

	2009	2008

Operations ($):
Investment income—net	22,684,887	46,159,988
Net realized gain (loss) on investments	—	5,669
Net Increase (Decrease) in Net Assets
Resulting from Operations	22,684,887	46,165,657
Dividends to Shareholders from ($):
Investment income—net:
Class A Shares	(13,048,823)	(20,415,368)
Class B Shares	(7,419,002)	(18,969,050)
Class C Shares	(1,078,447)	(3,021,724)
Class D Shares	(1,138,941)	(3,753,846)
Total Dividends	(22,685,213)	(46,159,988)
Beneficial Interest Transactions ($1.00 per share):
Net proceeds from shares sold:
Class A Shares	1,924,307,468	1,956,219,046
Class B Shares	1,808,101,707	2,071,727,890
Class C Shares	144,365,110	99,262,304
Class D Shares	131,407,028	210,878,713
Dividends reinvested:
Class A Shares	2,830,114	5,261,989
Class B Shares	929,434	2,967,316
Class C Shares	609,580	1,923,414
Class D Shares	1,065,264	3,327,499
Cost of shares redeemed:
Class A Shares	(2,272,538,469)	(1,665,471,949)
Class B Shares	(1,801,062,659)	(2,104,526,748)
Class C Shares	(144,424,461)	(98,258,396)
Class D Shares	(179,931,403)	(134,559,132)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	(384,341,287)	348,751,946
Total Increase (Decrease) in Net Assets	(384,341,613)	348,757,615
Net Assets ($):
Beginning of Period	1,298,017,399	949,259,784
End of Period	913,675,786	1,298,017,399

See notes to financial statements.

The Fund 11

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

		Year Ended April 30,

Class A Shares	2009	2008	2007	2006	2005

Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.018	.046	.051	.037	.017
Distributions:
Dividends from investment income—net	(.018)	(.046)	(.051)	(.037)	(.017)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00
Total Return (%)	1.83	4.71	5.23	3.80	1.71
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.22	.20	.20	.20	.20
Ratio of net expenses
to average net assets	.22[a]	.20	.20	.20[a]	.20[a]
Ratio of net investment income
to average net assets	2.00	4.47	5.13	3.84	1.72
Net Assets, end of period ($ x 1,000)	335,538	680,940	384,928	222,466	134,493

a Expense waivers and/or reimbursements amounted to less than .01%.
See notes to financial statements.

		Year Ended April 30,

Class B Shares	2009	2008	2007	2006	2005

Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.016	.044	.049	.035	.014
Distributions:
Dividends from investment income—net	(.016)	(.044)	(.049)	(.035)	(.014)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00
Total Return (%)	1.58	4.45	4.97	3.54	1.46
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.48	.45	.45	.45	.45
Ratio of net expenses
to average net assets	.48[a]	.45	.45	.45[a]	.45[a]
Ratio of net investment income
to average net assets	1.57	4.37	4.87	3.53	1.47
Net Assets, end of period ($ x 1,000)	397,701	389,731	419,560	329,610	246,689

a Expense waivers and/or reimbursements amounted to less than .01%.
See notes to financial statements.

The Fund 13

FINANCIAL HIGHLIGHTS (continued)

		Year Ended April 30,

Class C Shares	2009	2008	2007	2006	2005

Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.013	.041	.046	.032	.012
Distributions:
Dividends from investment income—net	(.013)	(.041)	(.046)	(.032)	(.012)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00
Total Return (%)	1.32	4.19	4.71	3.29	1.20
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.73	.70	.70	.70	.70
Ratio of net expenses
to average net assets	.73[a]	.70	.70	.70[a]	.70[a]
Ratio of net investment income
to average net assets	1.29	4.11	4.62	3.32	1.22
Net Assets, end of period ($ x 1,000)	76,786	76,235	73,308	62,811	44,672

a Expense waivers and/or reimbursements amounted to less than .01%.
See notes to financial statements.

		Year Ended April 30,

Class D Shares	2009	2008	2007	2006	2005

Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.010	.037	.042	.029	.009
Distributions:
Dividends from investment income—net	(.010)	(.037)	(.042)	(.029)	(.009)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00
Total Return (%)	.97	3.78	4.30	2.90	.94
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.13	1.10	1.10	1.10	1.10
Ratio of net expenses
to average net assets	1.08	1.10	1.10	1.08	1.02
Ratio of net investment income
to average net assets	1.01	3.51	4.22	2.94	.90
Net Assets, end of period ($ x 1,000)	103,652	151,111	71,464	48,295	28,356

See notes to financial statements.

The Fund 15

NOTES TO FINANCIAL STATEMENTS

NOTE 1—Significant Accounting Policies:

CitizensSelect Prime Money Market Fund (the “fund”) is a separate, diversified series of CitizensSelect Funds (the “Company”). The Company is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified open-end management investment company currently offering two series, including the fund. The fund’s investment objective is to provide investors with as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. The Company has entered into an Administrative Service Plan and Omnibus Account Services Agreement with Citizens Financial Group, Inc. (“Citizens”).

Effective July 1, 2008, BNY Mellon reorganized and consolidated a number of its banking and trust company subsidiaries.As a result of the reorganization, any services previously provided to the fund by Mellon Bank, N.A. or Mellon Trust of New England, N.A. are now provided by The Bank of NewYork Mellon (formerly,The Bank of NewYork).

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the funds’ shares, which are sold without a sales charge. Shares of the fund may not be purchased directly by individuals, although Citizens may purchase fund shares for accounts maintained by individuals.The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Class A, Class B, Class C and Class D. Class C and Class D shares are subject to a Distribution Plan adopted pursuant to Rule 12b-1 under the Act. Class B, Class C and Class D shares are subject to an Administrative Services Plan, and each share class is subject to an omnibus account services fee.The fund is sold exclusively to affiliates of Citizens and certain other institutions, acting for themselves, or in a fiduciary, advisory, agency, brokerage, custodial or similar capacity. Other differences between the classes include the services offered to and the expenses borne by each class, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

It is the fund’s policy to maintain a continuous net asset value per share of $1.00; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so.There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

The fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the Board of Trustees to represent the fair value of the fund’s investments.

The fund adopted Statement of Financial Accounting Standards No. 157 “FairValue Measurements” (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements.

Various inputs are used in determining the value of the fund’s investments relating to FAS 157.These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The Fund 17

NOTES TO FINANCIAL STATEMENTS (continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of April 30, 2009 in valuing the fund’s investments:

Investments in
Valuation Inputs	Securities ($)

Level 1—Quoted Prices	—
Level 2—Other Significant Observable Inputs	911,850,474
Level 3—Significant Unobservable Inputs	—
Total	911,850,474

In April 2009, the Financial Accounting Standards Board (“FASB”) issued FASB Staff Position No. 157-4,“Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly” (“FSP 157-4”). FSP 157-4 provides additional guidance for estimating fair value in accordance with FAS 157, when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate a transaction is not orderly. FSP 157-4 is effective for fiscal years and interim periods ending after June 15, 2009. Management is currently evaluating the impact the adoption of FSP 157-4 will have on the fund’s financial statement disclosures.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Cost of investments represents amortized cost.

The fund may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the Manager, subject to the seller’s agreement to repurchase and the fund’s agreement to resell such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the fund maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller.

The FASB released Statement of Financial Accounting Standards No. 161 “Disclosures about Derivative Instruments and Hedging Activities” (“FAS 161”). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk related contingent features in derivative agree-ments.The application of FAS 161 is required for fiscal years and interim periods beginning after November 15, 2008. At this time, management is evaluating the implications of FAS 161 and its impact on the financial statements and the accompanying notes has not yet been determined.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends from investment income-net on each business day. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains.

The Fund 19

NOTES TO FINANCIAL STATEMENTS (continued)

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended April 30, 2009, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the four-year period ended April 30, 2009 remains subject to examination by the Internal Revenue Service and state taxing authorities.

At April 30, 2009, the components of accumulated earnings on a tax basis were substantially the same as for financial reporting purposes.

The tax character of distributions paid to shareholders during the fiscal periods ended April 30, 2009 and April 30, 2008 were all ordinary income.

During the period ended April 30, 2009, as a result of permanent book to tax differences, primarily due to dividend reclassification, the fund increased accumulated undistributed investment income-net by $326 and decreased accumulated net realized gain (loss) on investments by the same amount. Net assets and net asset value per share were not affected by this reclassification.

At April 30, 2009, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

(e) Treasury’s Temporary Guarantee Program: The fund has entered into a Guarantee Agreement with the United States Department of the Treasury (the “Treasury”) to participate in the Treasury’s Temporary Guarantee Program for Money Market Funds (the “Program”).

Under the Program, the Treasury guarantees the share price of shares of the fund held by shareholders as of September 19, 2008 at $1.00 per share if the fund’s net asset value per share falls below $0.995 (a “Guarantee Event”) and the fund liquidates. Recovery under the Program is subject to certain conditions and limitations.

Fund shares acquired by investors after September 19, 2008 that increase the number of fund shares the investor held at the close of business on September 19, 2008 are not eligible for protection under the Program. In addition, fund shares acquired by investors who did not hold fund shares at the close of business on September 19, 2008 are not eligible for protection under the Program.

The Program, which was originally set to expire on December 18, 2008, was extended by the Treasury until April 30, 2009 and has been extended by the Treasury until September 18, 2009, after which the Secretary of the Treasury will review the need for, and terms of, the Program. Participation in the initial term and the extended periods of the Program required a payment to the Treasury in the amount of .01%, .015% and .015%, respectively, of the fund’s shares outstanding as of September 19, 2008 (valued at $1.00 per share).This expense is being borne by the fund without regard to any expense limitation currently in effect.

NOTE 2—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .10% of the value of the fund’s average daily net assets and is payable monthly.The Manager has agreed to pay all of the fund’s expenses except the management fee, interest, taxes, brokerage fees, Rule 12b-1 distribution plan fees, administrative services plan fees, omnibus account services plan fees and extraordinary expenses.

The Fund 21

NOTES TO FINANCIAL STATEMENTS (continued)

The Manager has undertaken to reimburse expenses in the event that current yields drop below a certain level.This undertaking is voluntary and not contractual and may be terminated at any time.The reduction in expenses, pursuant to the undertaking, amounted to $57,876 for Class D shares during the period ended April 30, 2009.

(b) Under the Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, Class C and Class D shares pay the Distributor for distributing, advertising and marketing their shares at an annual rate of .25% of the value of the average daily net assets of Class C shares and .65% of the value of the average daily net assets of Class D shares.The Distributor may pay all or a part of the fees paid pursuant to the Plan to Citizens or other approved institutions that have purchased Class C or Class D shares for the benefit of others.The fees payable under each Plan are payable without regard to actual expenses incurred. During the period ended April 30, 2009, Class C and Class D shares were charged $208,726 and $730,397, respectively, pursuant to the Plan.

(c) Under the Administrative Services Plan, Class B, Class C and Class D shares pay Citizens at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as providing reports and other fund communications to shareholders, withholding taxes, disbursing dividends and capital gain distributions, and providing statements for such distributions, administering proxies and such related services as the fund may reasonably request. During the period ended April 30, 2009, Class B, Class C and Class D shares were charged $1,182,923, $208,726 and $280,922 respectively, pursuant to the Administrative Services Plan.

(d) Under the Omnibus Account Services Agreement, the fund pays Citizens at an annual rate of .10% of the value of the average daily net assets for the provision of certain services. The services may include aggregating and processing purchase and redemption requests, transmitting funds for the purchase of shares to the fund, transmitting redemption proceeds to redeeming beneficial owners of the shares, maintaining records of fund shares transactions, preparing shareholder statements and such other related services as the fund may reasonably request. During the period ended April 30, 2009, Class A, Class B, Class C and Class D shares were charged $653,737, $473,183, $83,474 and $112,359, respectively, pursuant to the Omnibus Account Services Agreement.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $73,032 and Rule 12b-1 distribution plan fees $71,930, which are offset against an expense reimbursement currently in effect in the amount of $28,293.

The components of “Due to Citizens” in the Statement of Assets and Liabilities consist of: administrative services plan fees $123,268 and omnibus account services plan fees $78,348.

The Fund 23

REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

Shareholders and Board of Trustees
CitizensSelect Prime Money Market Fund

We have audited the accompanying statement of assets and liabilities, including the statement of investments, of CitizensSelect Prime Money Market Fund (one of the series comprising CitizensSelect Funds), as of April 30, 2009, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the years indicated therein.These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).Those standards require that we plan and perform the audit to obtain reasonable assur ance about whether the financial statements and financial highlights are free of material misstatement.We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as basis for designing audit procedures that are appropriate in the cir cumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting Accordingly, we express no such opinion.An audit also includes exam ining, on a test basis, evidence supporting the amounts and disclosures the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2009 by correspondence with the custodian and others. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of CitizensSelect Prime Money Market Fund at April 30, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the indicated years, in conformity with U.S generally accepted accounting principles.

New York, New York June 18, 2009

IMPORTANT TAX INFORMATION (Unaudited)

For federal tax purposes the fund hereby designates 94.66% of ordinary income dividends paid during the fiscal year ended April 30, 2009 as qualifying “interest related dividends.”The fund also designates $326 as a long-term capital gain distribution for reporting purposes.

The Fund 25

BOARD MEMBERS INFORMATION (Unaudited)

Joseph S. DiMartino (65)
Chairman of the Board (2002)

Principal Occupation During Past 5 Years:
- Corporate Director and Trustee

Other Board Memberships and Affiliations:
- The Muscular Dystrophy Association, Director
- CBIZ (formerly, Century Business Services, Inc.), a provider of outsourcing functions for small and medium size companies, Director
- The Newark Group, a provider of a national market of paper recovery facilities, paperboard mills and paperboard converting plants, Director
- Sunair Services Corporation, a provider of certain outdoor-related services to homes and businesses, Director

No. of Portfolios for which Board Member Serves: 172

Clifford L. Alexander, Jr. (75)
Board Member (2002)

Principal Occupation During Past 5 Years:
- President of Alexander & Associates, Inc., a management consulting firm (January 1981-present)

Other Board Memberships and Affiliations:
- Mutual of America Life Insurance Company, Director

No. of Portfolios for which Board Member Serves: 52

Whitney I. Gerard (74)
Board Member (2008)

Principal Occupation During Past 5 Years:
- Partner of Chadbourne & Parke LLP

No. of Portfolios for which Board Member Serves: 28

Once elected all Board Members serve for an indefinite term, but achieve Emeritus status upon reaching age 80. The address of the Board Members and Officers is in c/o The Dreyfus Corporation, 200 Park Avenue, New York, New York 10166. Additional information about the Board Members is available in the fund's Statement of Additional Information which can be obtained from Dreyfus free of charge by calling this toll free number: 1-800-554-4611.

Lucy Wilson Benson, Emeritus Board Member

26

OFFICERS OF THE FUND (Unaudited)

J. DAVID OFFICER, President since December 2006.

Chairman, President and Chief Executive Officer of Founders Asset Management LLC, an affiliate of the Manager, and an officer of 76 investment companies (comprised of 172 portfolios) managed by the Manager. Prior to June 2009, Mr. Officer was Chief Operating Officer,Vice Chair and a Director of the Manager, where he had been employed since April 1998. He is 60 years old.

PHILLIP N. MAISANO, Executive Vice President since July 2007.

Chief Investment Officer,Vice Chair and a Director of the Manager, and an officer of 76 investment companies (comprised of 172 portfolios) managed by the Manager. Mr. Maisano also is an officer and/or Board member of certain other investment management subsidiaries of The Bank of New York Mellon Corporation, each of which is an affiliate of the Manager. He is 61 years old and has been an employee of the Manager since November 2006. Prior to joining the Manager, Mr. Maisano served as Chairman and Chief Executive Officer of EACM Advisors, an affiliate of the Manager, since August 2004, and served as Chief Executive Officer of Evaluation Associates, a leading institutional investment consulting firm, from 1988 until 2004.

CHARLES CARDONA, Executive Vice President since February 2002.

Vice Chair and a Director of the Manager, Executive Vice President of the Distributor, President of Dreyfus Institutional Services Division, and an officer of 13 other investment companies (comprised of 21 portfolios) managed by the Manager. He is 53 years old and has been an employee of the Manager since February 1981.

MICHAEL A. ROSENBERG, Vice President and Secretary since August 2005.

Assistant General Counsel of BNY Mellon, and an officer of 77 investment companies (comprised of 193 portfolios) managed by the Manager. He is 49 years old and has been an employee of the Manager since October 1991.

JAMES BITETTO, Vice President and Assistant Secretary since August 2005.

Senior Counsel of BNY Mellon and Secretary of the Manager, and an officer of 77 investment companies (comprised of 193 portfolios) managed by the Manager. He is 42 years old and has been an employee of the Manager since December 1996.

JONI LACKS CHARATAN, Vice President and Assistant Secretary since August 2005.

Senior Counsel of BNY Mellon, and an officer of 77 investment companies (comprised of 193 portfolios) managed by the Manager. She is 53 years old and has been an employee of the Manager since October 1988.

JOSEPH M. CHIOFFI, Vice President and Assistant Secretary since August 2005.

Senior Counsel of BNY Mellon, and an officer of 77 investment companies (comprised of 193 portfolios) managed by the Manager. He is 47 years old and has been an employee of the Manager since June 2000.

JANETTE E. FARRAGHER, Vice President and Assistant Secretary since August 2005.

Assistant General Counsel of BNY Mellon, and an officer of 77 investment companies (comprised of 193 portfolios) managed by the Manager. She is 46 years old and has been an employee of the Manager since February 1984.

JOHN B. HAMMALIAN, Vice President and Assistant Secretary since August 2005.

Managing Counsel of BNY Mellon, and an officer of 77 investment companies (comprised of 193 portfolios) managed by the Manager. He is 45 years old and has been an employee of the Manager since February 1991.

ROBERT R. MULLERY, Vice President and Assistant Secretary since August 2005.

Managing Counsel of BNY Mellon, and an officer of 77 investment companies (comprised of 193 portfolios) managed by the Manager. He is 57 years old and has been an employee of the Manager since May 1986.

The Fund 27

OFFICERS OF THE FUND (Unaudited) (continued)

JEFF PRUSNOFSKY, Vice President and Assistant Secretary since August 2005.

Managing Counsel of BNY Mellon, and an officer of 77 investment companies (comprised of 193 portfolios) managed by the Manager. He is 43 years old and has been an employee of the Manager since October 1990.

JAMES WINDELS, Treasurer since February 2002.

Director – Mutual Fund Accounting of the Manager, and an officer of 77 investment companies (comprised of 193 portfolios) managed by the Manager. He is 49 years old and has been an employee of the Manager since April 1985.

RICHARD CASSARO, Assistant Treasurer since January 2008.

Senior Accounting Manager – Money Market and Municipal Bond Funds of the Manager, and an officer of 77 investment companies (comprised of 193 portfolios) managed by the Manager. He is 50 years old and has been an employee of the Manager since September 1982.

GAVIN C. REILLY, Assistant Treasurer since December 2005.

Tax Manager of the Investment Accounting and Support Department of the Manager, and an officer of 77 investment companies (comprised of 193 portfolios) managed by the Manager. He is 40 years old and has been an employee of the Manager since April 1991.

ROBERT ROBOL, Assistant Treasurer since August 2003.

Senior Accounting Manager – Fixed Income Funds of the Manager, and an officer of 77 investment companies (comprised of 193 portfolios) managed by the Manager. He is 45 years old and has been an employee of the Manager since October 1988.

ROBERT SALVIOLO, Assistant Treasurer since July 2007.

Senior Accounting Manager – Equity Funds of the Manager, and an officer of 77 investment companies (comprised of 193 portfolios) managed by the Manager. He is 42 years old and has been an employee of the Manager since June 1989.

ROBERT SVAGNA, Assistant Treasurer since August 2005.

Senior Accounting Manager – Equity Funds of the Manager, and an officer of 77 investment companies (comprised of 193 portfolios) managed by the Manager. He is 42 years old and has been an employee of the Manager since November 1990.

JOSEPH W. CONNOLLY, Chief Compliance Officer since October 2004.

Chief Compliance Officer of the Manager and The Dreyfus Family of Funds (77 investment companies, comprised of 193 portfolios). From November 2001 through March 2004, Mr. Connolly was first Vice-President, Mutual Fund Servicing for Mellon Global Securities Services. In that capacity, Mr. Connolly was responsible for managing Mellon’s Custody, Fund Accounting and Fund Administration services to third-party mutual fund clients. He is 51 years old and has served in various capacities with the Manager since 1980, including manager of the firm’s Fund Accounting Department from 1997 through October 2001.

WILLIAM GERMENIS, Anti-Money Laundering Compliance Officer since October 2002.

Vice President and Anti-Money Laundering Compliance Officer of the Distributor, and the Anti-Money Laundering Compliance Officer of 73 investment companies (comprised of 189 portfolios) managed by the Manager. He is 38 years old and has been an employee of the Distributor since October 1998.

For More Information

By telephone

Call your Citizens Registered Representative or 1-800-242-2224

Investment Adviser

The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Custodian

The Bank of New York Mellon
One Wall Street
New York, NY 10286

By mail, write to:

CitizensSelect
875 Elm Street NE0212
Manchester, NH 03101

Transfer Agent & Dividend Disbursing Agent

Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor

MBSC Securities Corporation
200 Park Avenue
New York, NY 10166

Ticker Symbols: Class A: CZAXX Class B: CZBXX Class C: CZCXX Class D: CZDXX

The fund will disclose daily, on www.dreyfus.com, the fund's complete schedule of holdings as of the end of the previous business day. The schedule of holdings will remain on the website until the fund files its Form N-Q or Form N-CSR for the period that includes the date of the posted holdings.

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarter of each fiscal year on Form N-Q. The fund's Forms N-Q are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information regarding how the fund voted proxies relating to portfolio securities for the 12-month period ended June 30, 2008, is available on the SEC's website at http://www.sec.gov and without charge, upon request, by calling 1-800-645-6561.

Citizens Financial Group, Inc.™

0462AR0409

CitizensSelect Funds

CitizensSelect Treasury Money Market Fund

ANNUAL REPORT April 30, 2009

Citizens Financial Group, Inc.™

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

2	Letter to Shareholders

5	Understanding Your Fund’s Expenses

5	Comparing Your Fund’s Expenses With Those of Other Funds

6	Statement of Investments

7	Statement of Assets and Liabilities

8	Statement of Operations

9	Statement of Changes in Net Assets

10	Financial Highlights

14	Notes to Financial Statements

21	Report of Independent Registered Public Accounting Firm

22	Important Tax Information

23	Board Members Information

24	Officers of the Fund

FOR MORE INFORMATION

Back Cover

CitizensSelect Treasury Money Market Fund

The Fund

LETTER TO SHAREHOLDERS Dear Shareholder:

This annual report for CitizensSelect Treasury Money Market Fund covers the 12-month period ended April 30, 2009. During the reporting period, the fund’s Class A shares produced a yield of 0.77%, Class B shares produced a yield of 0.58%, Class C shares produced a yield of 0.42% and Class D shares produced a yield of 0.21%. Taking into account the effects of compounding, the fund’s Class A, Class B, Class C and Class D shares produced effective yields of 0.77%, 0.58%, 0.42% and 0.21%, respectively.1,2

Financial Crisis and Recession Roiled Credit Markets

Slumping U.S. housing markets, sluggish consumer spending, resurgent energy prices, mounting job losses and a global credit crunch had intensified by the start of the reporting period, stoking recession concerns. In response, the Federal Reserve Board (the “Fed”) had reduced the overnight federal funds rate from 5.25% in September 2007 to 2% by the end of April 2008 and participated in the rescue of investment bank Bear Stearns. While these remedial measures reassured investors for a while, additional write-downs by major banks in the spring of 2008 soon sparked renewed volatility in the financial markets.

A better-than-expected 2.8% annualized GDP growth rate in the second quarter of 2008 proved to be the last positive economic indicator for some time. Bad news accumulated over the summer, including greater-than-expected losses by mortgage agencies Fannie Mae and Freddie Mac in July and a higher unemployment rate in August.

September was one of the most challenging months for the financial industry in decades, as major financial institutions found themselves unable to obtain short-term funding. In the ensuing tumult, the U.S. government effectively nationalized Fannie Mae, Freddie Mac and insurer AIG; Lehman Brothers filed for bankruptcy and other major firms were sold to former rivals. Congress passed the $700 billion Troubled Assets Relief Program (TARP) in an attempt to shore up the nation’s banking system.These developments contributed to a –0.5% annualized GDP growth rate over the third quarter of 2008.

2

Money market funds were not immune to the financial crisis. The Lehman Brothers bankruptcy led to reduced liquidity in the commercial paper market, forcing one money market fund’s net asset value below $1 per share. Other funds’ sponsors stepped in with cash infusions that enabled them to maintain stable net asset values. To forestall an unmanageable surge in withdrawals, the U.S. government adopted the Temporary Guarantee Program for Money Market Funds, and the commercial paper market subsequently stabilized. On March 31, the U.S. government announced a further extension of the Temporary Guarantee Program for Money Market Funds until September 18, 2009, although the Dreyfus treasury funds, including the fund, opted to discontinue their participation in the program.

Interest Rates Cut to Unprecedented Low Levels

The economic downturn gained momentum in the fall as job losses mounted, and the National Bureau of Economic Research officially declared in November 2008 that the U.S. economy has been in a recession since late 2007.The Fed followed up with additional rate cuts, and the target for the federal funds rate ended 2008 between 0% and 0.25%, a record low. In addition, U.S. GDP contracted by 6.3% in the fourth quarter, contributing to a 1.1% growth rate for 2008 overall.

Disappointing economic news continued to undermine investor sentiment in January, as the median sales price of single-family homes fell sharply compared to one year earlier.The U.S. economy lost more than 650,000 jobs per month in February and March, driving the unemployment rate to a 25-year high. Meanwhile, the Conference Board’s Consumer Confidence Index reached its lowest level since its inception in 1967. In its ongoing efforts to stimulate the economy, the U.S. government enacted the $787 billion American Recovery and Reinvestment Act to retain and create jobs, provide budget relief to states and localities, maintain and expand social programs and offer short-term tax relief to businesses and individuals.

After hitting a multi-year low on March 9, the U.S. stock market staged an impressive rebound through the reporting period’s end.The market was buoyed by early signs that the economic downturn may be decel-

The Fund 3

LETTER TO SHAREHOLDERS (continued)

erating, including a lower-than-expected number of jobless claims in April and modest rebounds in some of the more beaten-down regional housing markets. In addition, a decline in the three-month London Interbank Offered Rate (LIBOR) below 1% provided evidence of improvement in the global credit markets. Nonetheless, the first quarter of 2009 ended with a –5.7% annualized GDP growth rate.

Maintaining a Focus on Quality

Early in the reporting period, we set the fund’s weighted average maturity in a position we considered somewhat shorter than industry averages. However, in the wake of the market dislocations in September 2008 and amid persistently robust demand for U.S. Treasury bills, we subsequently have maintained a weighted average maturity that is roughly in line with industry averages.

Despite recent signs of potential economic improvement, we have little reason to believe that the Fed will raise short-term interest rates from today’s historically low levels anytime soon.Therefore, we intend to maintain the fund’s focus on liquidity.

James O’Connor Senior Portfolio Manager May 15, 2009 New York, N.Y.

An investment in the fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.
1	Effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results.Yields fluctuate.
2	Yields provided for Class B shares, Class C shares and Class D shares reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an undertaking in effect that may be extended, terminated or modified at any time. Had these expenses not been absorbed, the fund’s yield for Class B shares, Class C shares and Class D shares would have been 0.51%,
0.24% and –0.09%, respectively, and the effective yield for Class B shares, Class C shares and
Class D shares would have been 0.51%, 0.24% and –0.09%, respectively.

4

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in CitizensSelect Treasury Money Market Fund from November 1, 2008 to April 30, 2009. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended April 30, 2009
	Class A	Class B	Class C	Class D

Expenses paid per $1,000†	$ 1.14	$ 1.74	$ 1.98	$ 3.03
Ending value (after expenses)	$1,001.20	$1,000.60	$1,000.30	$1,000.10

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended April 30, 2009
	Class A	Class B	Class C	Class D

Expenses paid per $1,000†	$ 1.15	$ 1.76	$ 2.01	$ 3.06
Ending value (after expenses)	$1,023.65	$1,023.06	$1,022.81	$1,021.77

† Expenses are equal to the fund's annualized expense ratio of .23% for Class A, .35% for Class B, .40% for Class C and .61% for Class D, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

The Fund 5

STATEMENT OF INVESTMENTS April 30, 2009

	Annualized
	Yield on
	Date of	Principal
U.S. Treasury Bills—94.5%	Purchase (%)	Amount ($)	Value ($)

5/7/09	0.26	118,400,000	118,394,962
5/14/09	0.53	85,855,000	85,838,509
5/21/09	0.15	83,771,000	83,763,949
5/28/09	0.27	216,500,000	216,456,905
6/4/09	0.12	18,300,000	18,298,012
6/11/09	0.23	208,000,000	207,945,515
6/24/09	0.14	3,300,000	3,299,307
7/2/09	0.20	103,300,000	103,264,126
7/9/09	0.10	3,300,000	3,299,367
7/16/09	0.10	5,700,000	5,698,797
10/22/09	0.28	25,000,000	24,966,167
Total U.S. Treasury Bills
(cost $871,225,616)			871,225,616

U.S. Treasury Notes—5.4%

5/31/09
(cost $50,192,281)	0.17	50,000,000	50,192,281
Total Investments (cost $921,417,897)		99.9%	921,417,897
Cash and Receivables (Net)		.1%	601,391
Net Assets		100.0%	922,019,288

Portfolio Summary (Unaudited)†
	Value (%)		Value (%)

U.S. Treasury Bills	94.5	U.S. Treasury Notes	5.4
			99.9
† Based on net assets.
See notes to financial statements.

6

STATEMENT OF ASSETS AND LIABILITIES April 30, 2009

			Cost	Value

Assets ($):
Investments in securities—See Statement of Investments			921,417,897	921,417,897
Interest receivable				1,012,368
				922,430,265
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 2(d)				4,750
Cash overdraft due to Custodian				241,127
Due to Citizens—Note 2(d)				165,100
				410,977
Net Assets ($)				922,019,288
Composition of Net Assets ($):
Paid-in capital				922,006,796
Accumulated net realized gain (loss) on investments				12,492
Net Assets ($)				922,019,288

Net Asset Value Per Share
	Class A	Class B	Class C	Class D

Net Assets ($)	538,420,060	315,322,000	65,006,211	3,271,017
Shares Outstanding	538,411,766	315,318,338	65,005,735	3,270,957
Net Asset Value Per Share ($)	1.00	1.00	1.00	1.00

See notes to financial statements.

The Fund 7

STATEMENT OF OPERATIONS Year Ended April 30, 2009

Investment Income ($):
Interest Income	11,589,558
Expenses:
Management fee—Note 2(a)	1,215,973
Omnibus account service fees—Note 2(d)	1,215,973
Administrative services fees—Note 2(c)	1,125,727
Treasury insurance expense—Note 1(e)	276,184
Distribution fees—Note 2(b)	196,676
Total Expenses	4,030,533
Less—reduction in expenses
due to undertaking—Note 2(a)	(463,276)
Net Expenses	3,567,257
Investment Income—Net	8,022,301
Realized Gain (Loss) on Investments—Note 1(b) ($)	12,492
Net Increase in Net Assets Resulting from Operations	8,034,793

See notes to financial statements.

8

STATEMENT OF CHANGES IN NET ASSETS

		Year Ended April 30,

	2009	2008

Operations ($):
Investment income—net	8,022,301	38,386,072
Net realized gain (loss) on investments	12,492	10,457
Net Increase (Decrease) in Net Assets
Resulting from Operations	8,034,793	38,396,529
Dividends to Shareholders from ($):
Investment income—net:
Class A Shares	(5,735,352)	(21,573,327)
Class B Shares	(2,029,552)	(16,203,179)
Class C Shares	(249,684)	(517,124)
Class D Shares	(7,798)	(92,442)
Total Dividends	(8,022,386)	(38,386,072)
Beneficial Interest Transactions ($1.00 per share):
Net proceeds from shares sold:
Class A Shares	2,059,460,119	2,233,195,107
Class B Shares	1,050,702,013	1,338,806,636
Class C Shares	416,449,402	63,388,409
Class D Shares	25,915,334	14,352,997
Dividends reinvested:
Class A Shares	224,549	524,788
Class B Shares	328,312	741,324
Class C Shares	24,332	192,396
Class D Shares	7,202	92,397
Cost of shares redeemed:
Class A Shares	(2,670,830,017)	(1,332,292,442)
Class B Shares	(1,058,757,499)	(1,517,569,062)
Class C Shares	(382,659,861)	(44,788,932)
Class D Shares	(25,601,011)	(15,573,559)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	(584,737,125)	741,070,059
Total Increase (Decrease) in Net Assets	(584,724,718)	741,080,516
Net Assets ($):
Beginning of Period	1,506,744,006	765,663,490
End of Period	922,019,288	1,506,744,006

See notes to financial statements.

The Fund 9

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

		Year Ended April 30,

Class A Shares	2009	2008	2007	2006	2005

Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.008	.036	.048	.034	.015
Distributions:
Dividends from
investment income—net	(.008)	(.036)	(.048)	(.034)	(.015)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00
Total Return (%)	.77	3.69	4.86	3.41	1.50
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.22	.20	.20	.20	.20
Ratio of net expenses
to average net assets	.22[a]	.20	.20	.20[a]	.20[a]
Ratio of net investment income
to average net assets	.75	3.43	4.77	3.34	1.55
Net Assets, end of period
($ x 1,000)	538,420	1,149,555	248,129	193,778	210,987

a Expense waivers and/or reimbursements amounted to less than .01%.
See notes to financial statements.

10

		Year Ended April 30,

Class B Shares	2009	2008	2007	2006	2005

Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.006	.034	.045	.031	.012
Distributions:
Dividends from investment income—net	(.006)	(.034)	(.045)	(.031)	(.012)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00
Total Return (%)	.58	3.43	4.60	3.16	1.25
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.47	.45	.45	.45	.45
Ratio of net expenses
to average net assets	.40	.45	.45	.45[a]	.45[a]
Ratio of net investment income
to average net assets	.54	3.54	4.54	3.16	1.30
Net Assets, end of period ($ x 1,000)	315,322	323,048	501,057	195,545	153,922

a Expense waivers and/or reimbursements amounted to less than .01%.
See notes to financial statements.

The Fund 11

FINANCIAL HIGHLIGHTS (continued)

		Year Ended April 30,

Class C Shares	2009	2008	2007	2006	2005

Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.004	.031	.043	.029	.010
Distributions:
Dividends from investment income—net	(.004)	(.031)	(.043)	(.029)	(.010)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00
Total Return (%)	.42	3.17	4.34	2.90	.99
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.72	.70	.70	.70	.70
Ratio of net expenses
to average net assets	.54	.70	.70	.70[a]	.70[a]
Ratio of net investment income
to average net assets	.38	2.79	4.26	2.79	1.05
Net Assets, end of period ($ x 1,000)	65,006	31,191	12,399	12,197	20,727

a Expense waivers and/or reimbursements amounted to less than .01%.
See notes to financial statements.

12

		Year Ended April 30,

Class D Shares	2009	2008	2007	2006	2005

Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.002	.027	.039	.025	.007
Distributions:
Dividends from investment income—net	(.002)	(.027)	(.039)	(.025)	(.007)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00
Total Return (%)	.21	2.76	3.92	2.52	.74
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.13	1.10	1.10	1.10	1.10
Ratio of net expenses
to average net assets	.83	1.10	1.10	1.08	1.04
Ratio of net investment income
to average net assets	.16	2.76	3.86	2.49	.71
Net Assets, end of period ($ x 1,000)	3,271	2,950	4,078	6,018	5,510

See notes to financial statements.

The Fund 13

NOTES TO FINANCIAL STATEMENTS

NOTE 1—Significant Accounting Policies:

CitizensSelect Treasury Money Market Fund (the “fund”) is a separate, diversified series of CitizensSelect Funds (the “Company”). The Company is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified open-end management investment company currently offering two series, including the fund.The fund’s investment objective is to provide investors with as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. The Company has entered into an Administrative Service Plan and Omnibus Account Services Agreement with Citizens Financial Group, Inc. (“Citizens”).

Effective July 1, 2008, BNY Mellon reorganized and consolidated a number of its banking and trust company subsidiaries.As a result of the reorganization, any services previously provided to the fund by Mellon Bank, N.A. or Mellon Trust of New England, N.A. are now provided by The Bank of NewYork Mellon (formerly,The Bank of NewYork).

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the funds’ shares, which are sold without a sales charge. Shares of the fund may not be purchased directly by individuals, although Citizens may purchase fund shares for accounts maintained by individuals.The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Class A, Class B, Class C and Class D. Class C and Class D shares are subject to a Distribution Plan adopted pursuant to Rule 12b-1 under the Act. Class B, Class C and Class D shares are subject to an Administrative Services Plan, and each share class is subject to an omnibus account services fee.The fund is sold exclusively to affiliates of Citizens and certain other institutions, acting for themselves, or in a fiduciary, advisory, agency, brokerage, custodial or similar capacity. Other differences between the classes include the services offered to and the expenses borne by each class, and certain voting rights. Income, expenses (other than expenses attributable to a specific

14

class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

It is the fund’s policy to maintain a continuous net asset value per share of $1.00; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so.There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

The fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the Board of Trustees to represent the fair value of the fund’s investments.

The fund adopted Statement of Financial Accounting Standards No. 157 “FairValue Measurements” (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements.

Various inputs are used in determining the value of the fund’s investments relating to FAS 157.These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The Fund 15

NOTES TO FINANCIAL STATEMENTS (continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of April 30, 2009 in valuing the fund’s investments:

Investments in
Valuation Inputs	Securities ($)

Level 1—Quoted Prices	—
Level 2—Other Significant Observable Inputs	921,417,897
Level 3—Significant Unobservable Inputs	—
Total	921,417,897

In April 2009, the Financial Accounting Standards Board (“FASB”) issued FASB Staff Position No. 157-4,“Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly” (“FSP 157-4”). FSP 157-4 provides additional guidance for estimating fair value in accordance with FAS 157, when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate a transaction is not orderly. FSP 157-4 is effective for fiscal years and interim periods ending after June 15, 2009. Management is currently evaluating the impact the adoption of FSP 157-4 will have on the fund’s financial statement disclosures.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Cost of investments represents amortized cost.

16

The FASB released Statement of Financial Accounting Standards No. 161 “Disclosures about Derivative Instruments and Hedging Activities” (“FAS 161”). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk related contingent features in derivative agree-ments.The application of FAS 161 is required for fiscal years and interim periods beginning after November 15, 2008. At this time, management is evaluating the implications of FAS 161 and its impact on the financial statements and the accompanying notes has not yet been determined.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends from investment income-net on each business day. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended April 30, 2009, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the four-year period ended April 30, 2009 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The Fund 17

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2009, the components of accumulated earnings on a tax basis were substantially the same as for financial reporting purposes.

The tax character of distributions paid to shareholders during the fiscal periods ended April 30, 2009 and April 30, 2008 were all ordinary income.

During the period ended April 30, 2009, as a result of permanent book to tax differences, primarily due to dividend reclassification, the fund increased accumulated undistributed investment income-net by $85 and decreased accumulated net realized gain (loss) on investments by the same amount. Net assets and net asset value per share were not affected by this reclassification.

At April 30, 2009, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

(e) Treasury’s Temporary Guarantee Program: The fund has entered into a Guarantee Agreement with the United States Department of the Treasury (the “Treasury”) to participate in the Treasury’s Temporary Guarantee Program for Money Market Funds (the “Program”).

Under the Program, the Treasury guarantees the share price of shares of the fund held by shareholders as of September 19, 2008 at $1.00 per share if the fund’s net asset value per share falls below $0.995 (a “Guarantee Event”) and the fund liquidates. Recovery under the Program is subject to certain conditions and limitations.

Fund shares acquired by investors after September 19, 2008 that increase the number of fund shares the investor held at the close of business on September 19, 2008 are not eligible for protection under the Program. In addition, fund shares acquired by investors who did not hold fund shares at the close of business on September 19, 2008 are not eligible for protection under the Program.

The Program, which was originally set to expire on December 18, 2008, was initially extended by the Treasury until April 30, 2009 and has now been further extended by the Treasury until September 18, 2009. The fund’s participation in the Program will expire effective

18

May 1, 2009.As a result, shareholder assets in the fund that were covered under the Program since September 19, 2008 will no longer be covered effective May 1, 2009. Participation in the initial term and the April 30, 2009 extension period of the Program required a payment to the Treasury in the amount of .01% and .015%, respectively, of the fund’s shares outstanding as of September 19, 2008 (valued at $1.00 per share). This expense is being borne by the fund without regard to any expense limitation currently in effect.

NOTE 2—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .10% of the value of the fund’s average daily net assets and is payable monthly.The Manager has agreed to pay all of the fund’s expenses except the management fee, interest, taxes, brokerage fees, Rule 12b-1 distribution plan fees, administrative services plan fees, omnibus account services plan fees and extraordinary expenses.

The Manager has undertaken to reimburse expenses in the event that current yields drop below a certain level.This undertaking is voluntary and not contractual and may be terminated at any time. The reduction in expenses, pursuant to the undertaking, amounted to $463,276 during the period ended April 30, 2009.

(b) Under the Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, Class C and Class D shares pay the Distributor for distributing, advertising and marketing their shares at an annual rate of .25% of the value of the average daily net assets of Class C shares and .65% of the value of the average daily net assets of Class D shares.The Distributor may pay all or a part of the fees paid pursuant to the Plan to Citizens or other approved institutions that have purchased Class C or Class D shares for the benefit of others.The fees payable under each Plan are payable without regard to actual expenses incurred. During the period ended April 30, 2009, Class C and Class D shares were charged $164,858 and $31,818, respectively, pursuant to the Plan.

The Fund 19

NOTES TO FINANCIAL STATEMENTS (continued)

(c) Under the Administrative Services Plan, Class B, Class C and Class D shares pay Citizens at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as providing reports and other fund communications to shareholders, withholding taxes, disbursing dividends and capital gain distributions, and providing statements for such distributions, administering proxies and such related services as the fund may reasonably request. During the period ended April 30, 2009, Class B, Class C and Class D shares were charged $948,631, $164,858 and $12,238 respectively, pursuant to the Administrative Services Plan.

(d) Under the Omnibus Account Services Agreement, the fund pays Citizens at an annual rate of .10% of the value of the average daily net assets for the provision of certain services. The services may include aggregating and processing purchase and redemption requests, transmitting funds for the purchase of shares to the fund, transmitting redemption proceeds to redeeming beneficial owners of the shares, maintaining records of fund shares transactions, preparing shareholder statements and such other related services as the fund may reasonably request. During the period ended April 30, 2009, Class A, Class B, Class C and Class D shares were charged $765,682, $379,453, $65,943 and $4,895, respectively, pursuant to the Omnibus Account Services Agreement.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $82,465 and Rule 12b-1 distribution plan fees $15,262, which are offset against an expense reimbursement currently in effect in the amount of $92,977.

The components of “Due to Citizens” in the Statement of Assets and Liabilities consist of: administrative services plan fees $81,153 and omnibus account services plan fees $83,947.

20

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Shareholders and Board of Trustees CitizensSelect Treasury Money Market Fund

We have audited the accompanying statement of assets and liabilities, including the statement of investments, of CitizensSelect Treasury Money Market Fund (one of the series comprising CitizensSelect Funds), as of April 30, 2009, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the years indicated therein. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances,but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting.Accordingly, we express no such opinion.An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2009 by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion. In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of CitizensSelect Treasury Money Market Fund at April 30, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the indicated years, in conformity with U.S. generally accepted accounting principles.

New York, New York
June 18, 2009

The Fund 21

IMPORTANT TAX INFORMATION (Unaudited)

For federal tax purposes the fund hereby designates 100% of ordinary income dividends paid during the fiscal year ended April 30, 2009 as qualifying “interest related dividends.”Also for state individual income tax purposes, the fund hereby designates 100% of the ordinary income dividends paid during its fiscal year ended April 30, 2009 as attributable to interest income from direct obligations of the United States. Such dividends are currently exempt from taxation for individual income tax purposes in most states, including New York, California and the District of Columbia.

22

OFFICERS OF THE FUND (Unaudited)

J. DAVID OFFICER, President since December 2006.

Chairman, President and Chief Executive Officer of Founders Asset Management LLC, an affiliate of the Manager, and an officer of 76 investment companies (comprised of 172 portfolios) managed by the Manager. Prior to June 2009, Mr. Officer was Chief Operating Officer,Vice Chair and a Director of the Manager, where he had been employed since April 1998. He is 60 years old.

PHILLIP N. MAISANO, Executive Vice President since July 2007.

Chief Investment Officer,Vice Chair and a Director of the Manager, and an officer of 76 investment companies (comprised of 172 portfolios) managed by the Manager. Mr. Maisano also is an officer and/or Board member of certain other investment management subsidiaries of The Bank of New York Mellon Corporation, each of which is an affiliate of the Manager. He is 61 years old and has been an employee of the Manager since November 2006. Prior to joining the Manager, Mr. Maisano served as Chairman and Chief Executive Officer of EACM Advisors, an affiliate of the Manager, since August 2004, and served as Chief Executive Officer of Evaluation Associates, a leading institutional investment consulting firm, from 1988 until 2004.

CHARLES CARDONA, Executive Vice President since February 2002.

Vice Chair and a Director of the Manager, Executive Vice President of the Distributor, President of Dreyfus Institutional Services Division, and an officer of 13 other investment companies (comprised of 21 portfolios) managed by the Manager. He is 53 years old and has been an employee of the Manager since February 1981.

MICHAEL A. ROSENBERG, Vice President and Secretary since August 2005.

Assistant General Counsel of BNY Mellon, and an officer of 77 investment companies (comprised of 193 portfolios) managed by the Manager. He is 49 years old and has been an employee of the Manager since October 1991.

JAMES BITETTO, Vice President and Assistant Secretary since August 2005.

Senior Counsel of BNY Mellon and Secretary of the Manager, and an officer of 77 investment companies (comprised of 193 portfolios) managed by the Manager. He is 42 years old and has been an employee of the Manager since December 1996.

JONI LACKS CHARATAN, Vice President and Assistant Secretary since August 2005.

Senior Counsel of BNY Mellon, and an officer of 77 investment companies (comprised of 193 portfolios) managed by the Manager. She is 53 years old and has been an employee of the Manager since October 1988.

JOSEPH M. CHIOFFI, Vice President and Assistant Secretary since August 2005.

Senior Counsel of BNY Mellon, and an officer of 77 investment companies (comprised of 193 portfolios) managed by the Manager. He is 47 years old and has been an employee of the Manager since June 2000.

JANETTE E. FARRAGHER, Vice President and Assistant Secretary since August 2005.

Assistant General Counsel of BNY Mellon, and an officer of 77 investment companies (comprised of 193 portfolios) managed by the Manager. She is 46 years old and has been an employee of the Manager since February 1984.

JOHN B. HAMMALIAN, Vice President and Assistant Secretary since August 2005.

Managing Counsel of BNY Mellon, and an officer of 77 investment companies (comprised of 193 portfolios) managed by the Manager. He is 45 years old and has been an employee of the Manager since February 1991.

ROBERT R. MULLERY, Vice President and Assistant Secretary since August 2005.

Managing Counsel of BNY Mellon, and an officer of 77 investment companies (comprised of 193 portfolios) managed by the Manager. He is 57 years old and has been an employee of the Manager since May 1986.

24

JEFF PRUSNOFSKY, Vice President and Assistant Secretary since August 2005.

Managing Counsel of BNY Mellon, and an officer of 77 investment companies (comprised of 193 portfolios) managed by the Manager. He is 43 years old and has been an employee of the Manager since October 1990.

JAMES WINDELS, Treasurer since February 2002.

Director – Mutual Fund Accounting of the Manager, and an officer of 77 investment companies (comprised of 193 portfolios) managed by the Manager. He is 49 years old and has been an employee of the Manager since April 1985.

RICHARD CASSARO, Assistant Treasurer since January 2008.

Senior Accounting Manager – Money Market and Municipal Bond Funds of the Manager, and an officer of 77 investment companies (comprised of 193 portfolios) managed by the Manager. He is 50 years old and has been an employee of the Manager since September 1982.

GAVIN C. REILLY, Assistant Treasurer since December 2005.

Tax Manager of the Investment Accounting and Support Department of the Manager, and an officer of 77 investment companies (comprised of 193 portfolios) managed by the Manager. He is 40 years old and has been an employee of the Manager since April 1991.

ROBERT ROBOL, Assistant Treasurer since August 2003.

Senior Accounting Manager – Fixed Income Funds of the Manager, and an officer of 77 investment companies (comprised of 193 portfolios) managed by the Manager. He is 45 years old and has been an employee of the Manager since October 1988.

ROBERT SALVIOLO, Assistant Treasurer since July 2007.

Senior Accounting Manager – Equity Funds of the Manager, and an officer of 77 investment companies (comprised of 193 portfolios) managed by the Manager. He is 42 years old and has been an employee of the Manager since June 1989.

ROBERT SVAGNA, Assistant Treasurer since August 2005.

Senior Accounting Manager – Equity Funds of the Manager, and an officer of 77 investment companies (comprised of 193 portfolios) managed by the Manager. He is 42 years old and has been an employee of the Manager since November 1990.

JOSEPH W. CONNOLLY, Chief Compliance Officer since October 2004.

Chief Compliance Officer of the Manager and The Dreyfus Family of Funds (77 investment companies, comprised of 193 portfolios). From November 2001 through March 2004, Mr. Connolly was first Vice-President, Mutual Fund Servicing for Mellon Global Securities Services. In that capacity, Mr. Connolly was responsible for managing Mellon’s Custody, Fund Accounting and Fund Administration services to third-party mutual fund clients. He is 51 years old and has served in various capacities with the Manager since 1980, including manager of the firm’s Fund Accounting Department from 1997 through October 2001.

WILLIAM GERMENIS, Anti-Money Laundering Compliance Officer since October 2002.

Vice President and Anti-Money Laundering Compliance Officer of the Distributor, and the Anti-Money Laundering Compliance Officer of 73 investment companies (comprised of 189 portfolios) managed by the Manager. He is 38 years old and has been an employee of the Distributor since October 1998.

The Fund 25

For More Information

By telephone
Call your Citizens Registered Representative or
1-800-242-2224

By mail, write to:
CitizensSelect
875 Elm Street NE0212
Manchester, NH 03101

Investment Adviser
The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Custodian
The Bank of New York Mellon
One Wall Street
New York, NY 10286

Transfer Agent & Dividend Disbursing Agent
Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor
MBSC Securities Corporation
200 Park Avenue
New York, NY 10166

Ticker Symbols: Class A: CEAXX Class B: CEBXX Class C: CECXX Class D: CEDXX

The fund will disclose daily, on www.dreyfus.com, the fund's complete schedule of holdings as of the end of the previous business day. The schedule of holdings will remain on the website until the fund files its Form N-Q or Form N-CSR for the period that includes the date of the posted holdings.

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarter of each fiscal year on Form N-Q. The fund's Forms N-Q are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information regarding how the fund voted proxies relating to portfolio securities for the 12-month period ended June 30, 2008, is available on the SEC's website at http://www.sec.gov and without charge, upon request, by calling 1-800-645-6561.

Citizens Financial Group, Inc.™

0466AR0409

Item 2. Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. There have been no amendments to, or waivers in connection with, the Code of Ethics during the period covered by this Report.

Item 3. Audit Committee Financial Expert.

The Registrant's Board has determined that Joseph S. DiMartino, a member of the Audit Committee of the Board, is an audit committee financial expert as defined by the Securities and Exchange Commission (the "SEC"). Joseph S. DiMartino is "independent" as defined by the SEC for purposes of audit committee financial expert determinations.

Item 4. Principal Accountant Fees and Services.

(a) Audit Fees. The aggregate fees billed for each of the last two fiscal years (the "Reporting Periods") for professional services rendered by the Registrant's principal accountant (the "Auditor") for the audit of the Registrant's annual financial statements or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $41,018 in 2008 and $41,840 in 2009.

(b) Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of this Item 4 were $0 in 2008 and $21,104 in 2009.

The aggregate fees billed in the Reporting Periods for non-audit assurance and related services by the Auditor to the Registrant's investment adviser (not including any sub-investment adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant ("Service Affiliates"), that were reasonably related to the performance of the annual audit of the Service Affiliate, which required pre-approval by the Audit Committee were $0 in 2008 and $0 in 2009.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice, and tax planning ("Tax Services") were $5,419 in 2008 and $5,755 in 2009. These services consisted of: (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments; (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held. The aggregate fees billed in the Reporting Periods for Tax Services by the Auditor to Service Affiliates, which required pre-approval by the Audit Committee were $0 in 2008 and $0 in 2009.

(d) All Other Fees. The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) of this Item, were $809 in 2008 and $776 in 2009. [These services consisted of a review of the Registrant's anti-money laundering program].

The aggregate fees billed in the Reporting Periods for Non-Audit Services by the Auditor to Service Affiliates, other than the services reported in paragraphs (b) through (c) of this Item, which required pre-approval by the Audit Committee, were $0 in 2008 and $0 in 2009.

Note: In each of (b) through (d) of this Item 4, 100% of all services provided by the Auditor were pre-approved as required.

Audit Committee Pre-Approval Policies and Procedures. The Registrant's Audit Committee has established policies and procedures (the "Policy") for pre-approval (within specified fee limits) of the Auditor's engagements for non-audit services to the Registrant and Service Affiliates without specific case-by-case consideration. Pre-approval considerations include whether the proposed services are compatible with maintaining the Auditor's independence. Pre-approvals pursuant to the Policy are considered annually.

Non-Audit Fees. The aggregate non-audit fees billed by the Auditor for services rendered to the Registrant, and rendered to Service Affiliates, for the Reporting Periods were $2,465,481 in 2008 and $18,957,657 in 2009.

Auditor Independence. The Registrant's Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Auditor's independence.

Item 5.	Audit Committee of Listed Registrants.
Not applicable. [CLOSED-END FUNDS ONLY]
Item 6.	Investments.
(a)	Not applicable.
Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
Investment Companies.
Not applicable. [CLOSED-END FUNDS ONLY]
Item 8.	Portfolio Managers of Closed-End Management Investment Companies.
Not applicable. [CLOSED-END FUNDS ONLY, beginning with reports for periods ended on and after December 31, 2005]
Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and
Affiliated Purchasers.
Not applicable. [CLOSED-END FUNDS ONLY]
Item 10.	Submission of Matters to a Vote of Security Holders.
There have been no material changes to the procedures applicable to Item 10.

Item 11. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of ethics referred to in Item 2.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3) Not applicable.

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

CitizensSelect Funds

By:	/s/ J. David Officer

J. David Officer,
President

Date:	June 29, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer

J. David Officer,
President

Date:	June 29, 2009

By:	/s/ James Windels

James Windels,
Treasurer

Date:	June 29, 2009